Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Expenses [Abstract]
Schedule of other operating expenses
	2024	2023	2022
	US $ in millions

Impairment loss (see Note 7)		28.5
Sundry	0.8	0.8	0.9
	0.8	29.3	0.9